Supplemental Cash Flow Information Details - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Schedule Of Supplemental Cash Flow [Line Items]
Cash and cash equivalents	$ 60,498	$ 97,232	$ 167,907	$ 88,824
Restricted cash – current (note 16)	2,764	2,779	4,766	3,071
Restricted cash – long-term (note 17)	3,135	3,135	3,437	3,437
Cash, cash equivalents and restricted cash (note 16)	66,397	103,146	176,110	96,790
Cash and Cash Equivalents [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Cash and cash equivalents	0	0	0	1,121
Restricted Cash [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Restricted Cash and Cash Equivalents	$ 0	$ 0	$ 0	$ 337